Organization And Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2016
Organization And Summary Of Significant Accounting Policies [Abstract]
Description Of Business

Description of Business

Condor Hospitality Trust, Inc. (“CDOR,” “Condor,” or the “Company”), which until July 15, 2015 was formerly named Supertel Hospitality, Inc.,was incorporated in Virginia on August 23, 1994 and was reincorporated in Maryland on November 19, 2014. CDOR is a self-administered real estate investment trust (“REIT”) for federal income tax purposes that specializes in the investment and ownership of high-quality select-service, limited-service, extended stay, and compact full service hotels.  As of December 31, 2016, the Company owned 19 hotels in 12 states, including one hotel owned through an 80% interest in an unconsolidated joint venture (the “Atlanta JV”).

CDOR, through its wholly owned subsidiary, Condor Hospitality REIT Trust (formerly Supertel Hospitality REIT Trust), owns a  controlling interests in Condor Hospitality Limited Partnership (“CHLP”) (formerly Supertel Limited Partnership), for which we serve as general partner.  CHLP, including its various subsidiary partnerships, holds substantially all of the Company’s assets (with the exception of the furniture and equipment of 14 properties held by TRS Leasing, Inc.) and conducts all of its operations.  At December 31, 2016, the Company owned 97.8% of the common operating units (“common units”) of CHLP with the remaining common units owned by other limited partners and long-term incentive plan unit holders (see Note 12).  The Company’s 100% owned E&P Financing Limited Partnership no longer owns any assets or conducts any operations following the sale of its last remaining property in January 2016.

In order for the income from our hotel property investments to constitute “rents from real properties” for purposes of the gross income tests required by the Internal Revenue Service (“IRS”) for REIT qualification, the income we earn cannot be derived from the operation of any of our hotels.  Therefore, CHLP and its subsidiaries lease our hotel properties to the Company’s wholly owned taxable REIT subsidiary, TRS Leasing, Inc., and its wholly owned subsidiaries (the “TRS”). The TRS in turn engages third-party eligible independent contractors to manage the hotels. CHLP, the TRS, and their respective subsidiaries are consolidated into the Company’s financial statements.

References to “we,” “our,” and “us” herein refer to Condor Hospitality Trust, Inc., including as the context requires, its direct and indirect subsidiaries.

Historically, as a result of the geographic areas in which we operate, the operations of our hotels have been seasonal in nature.  Generally, occupancy rates, revenue, and operating income have been greater in the second and third quarters of the calendar year than in the first and fourth quarters, with the exception of our hotels located in Florida, which experience peak demand in the first and fourth quarters of the year.  The results of the hotels acquired in 2015 and 2016 (see Note 3), because of their locations and chain scale, are expected to be less seasonal in nature than our legacy portfolio of assets.

Basis Of Presentation

Basis of Presentation

The consolidated financial statements have been prepared in accordance with U.S. general accepted accounting principles (“U.S. GAAP”) and include the accounts of the Company, as well as the accounts of CHLP and its subsidiaries and our wholly owned TRS and its subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Estimates, Risks And Uncertainties

Estimates, Risks, and Uncertainties

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements as well as revenue and expenses recognized during the reporting period.  Actual results could differ from those estimates.  Because the state of the economy and of the real estate market can significantly impact hotel operational performance and the estimated fair value of our assets, it is possible that the estimates and assumptions that have been utilized in the preparation of the consolidated financial statements could change.

Investment In Hotel Properties

Investment in Hotel Properties

At the time of acquisition, the Company allocates the purchase price of assets to asset classes based on the fair value of the acquired real estate, furniture, fixtures, and equipment, and intangible assets, if any, and the fair value of liabilities assumed, including debt. Acquisition date fair values are determined based on replacement costs, appraised values, and estimated fair values using methods similar to those used by independent appraisers including discounted cash flows and capitalization rates.  Acquisition costs are expensed as incurred.

The Company’s investments in hotel properties are recorded at cost and are depreciated using the straight-line method over an estimated useful life of 15 to 40 years for buildings and improvements and 3 to 12 years for furniture and equipment.

Renovations and/or replacements that improve or extend the life of the hotel properties are capitalized and depreciated over their useful lives. Repairs and maintenance are expensed as incurred.

On a quarterly basis, the Company reviews the carrying value of each held for use hotel to determine if certain circumstances, known as triggering events, exist indicating impairment to the carrying value of the hotel or that depreciation periods should be modified.  These triggering events include a significant change in the cash flows of or a significant adverse change in the business climate for a hotel.  If facts or circumstances support the possibility of impairment, the Company will prepare an estimate of the undiscounted future cash flows, without interest charges, of the specific hotel and determine if the investment in such hotel is recoverable based on these undiscounted future cash flows. If the investment is not recoverable based on this analysis, an impairment charge will be taken, if necessary, to reduce the carrying value of the hotel to the hotel’s fair value.

Investment In Joint Venture

Investment in Joint Venture

If it is determined that we do not have a controlling interest in a joint venture, either through our financial interest in a variable interest entity (“VIE”) or through our voting interest in a voting interest entity (“VOE”) and we have the ability to provide significant influence, the equity method of accounting is used. Under this method, the investment, originally recorded at cost, is adjusted to recognize our share of net earnings or losses of the affiliate as they occur, with losses limited to the extent of our investment in, advances to, and commitments to the investee. Pursuant to our Atlanta JV agreement, allocations of the profits and losses of our Atlanta JV may be allocated disproportionately to nominal ownership percentages due to specified preferred return rate thresholds.

Distributions received from a joint venture are classified in the statement of cash flows using the cumulative distributions approach.  Distributions are classified as cash inflows from operating activities unless cumulative distributions, including those from prior periods not designated as a return of investment, exceed cumulative recognized equity in earnings of the joint venture.  Excess distributions are classified as cash inflows from investing activities as a return of investment.

On an annual basis or at interim periods if events and circumstances indicate that the investment may be impaired, the Company reviews the carrying value of its investment in unconsolidated joint venture to determine if circumstances indicate impairment to the carrying value of the investment that is other than temporary. The investment is considered impaired if its estimated fair value is less than the carrying amount of the investment and that impairment is other than temporary.

Assets Held For Sale And Discontinued Operations

Assets Held for Sale and Discontinued Operations

A hotel is considered held for sale (a) when a contract for sale is entered into, a substantial, nonrefundable deposit has been committed by the purchaser, and sale is expected to occur within one year, or (b) if management has committed to and is actively engaged in a plan sell the property, the property is available for sale in its current condition, and it is probable the sale will be completed within one year.  If a hotel is considered held for sale as of the most recent balance sheet presented or was sold in any period presented, the hotel property and the debt it collateralizes are shown as held for sale in all periods presented.

Depreciation of our hotels is discontinued at the time they are considered held for sale.  If the fair value of the held for sale property less costs to sell is lower than the carrying value of the hotel, the Company will record an impairment loss.  Impairment losses on held for sale properties may be subsequently recovered up to the amount of the cumulative impairment losses taken while the property is held for sale should future revisions to fair value estimates be required.  If active marketing ceases or the property no longer meets the criteria to be classified as held for sale, the property is reclassified to held for use and measured at the lower of its (a) carrying amount before the property was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the property been continuously classified as held for use, or (b) its fair value at the date of the subsequent decision not to sell.

Historically, we have presented the results of operations of hotel properties that have been sold or considered held for sale as discontinued operations.  In April 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. The amendments in ASU 2014-08 change the criteria for reporting a discontinued operation and require new disclosures of both discontinued operations and certain other significant disposals that do not meet the definition of a discontinued operation. Only disposals representing a strategic shift in operations that have a major effect on an entity’s operations and financial results should be presented as discontinued operations subsequent to adoption. The Company adopted the pronouncement on October 1, 2014.  As a result of this adoption, only the operations of hotels meeting the criteria to be considered held for sale prior to October 1, 2014 are included in discontinued operations for all periods presented as no individual hotel disposition represents a strategic shift in operations or has a major effect on our operations or financial results.

Gains on the sale of real estate are recognized when a property is sold, provided that the profit is determinable, meaning that collectability of the sales price is reasonably assured or can be estimated, and that the earnings process is complete, meaning that the seller is not obligated to perform significant activities after the sale in order to earn the profit. If these criteria are not met, the timing of the sale is determined based on various criteria related to the terms of the transaction and any continuing involvement in the form of management or financial assistance associated with the property. If the sales criteria are not met, the gain is deferred and the finance, installment, or cost recovery method, as appropriate, is applied until the sales criteria are met. To the extent we sell a property and retain a partial ownership interest in the property, we generally recognize a gain to the extent of the third party ownership interest.

Cash And Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents includes cash and highly liquid investments with original maturities of three months or less when acquired, and are carried at cost which approximates fair value. The Company maintained a major portion of its deposits with Great Western Bank, a Nebraska Corporation, at December 31, 2016 and with US Bank at December 31, 2015.  The balances on deposit at Great Western Bank and US Bank may at times exceed the federal deposit insurance limit, however, management believes that no significant credit risk exists with respect to the uninsured portion of these cash balances.

Restricted Cash

Restricted Cash

Restricted cash consists of cash held in escrow for the replacement of furniture and fixtures or for real estate taxes and property insurance as required under certain loan agreements.  For purposes of the statement of cash flows, changes in restricted cash caused by changes in required reserves for real estate taxes or property insurance are shown as operating activities. Changes in restricted cash caused by changes in required reserves for the replacement of furniture and fixtures are shown as investing activities.

Deferred Financing Cost

Deferred Financing Cost

Direct costs incurred in financing transactions are capitalized as deferred financing costs and amortized to interest expense over the term of the related loan using the effective interest method.  Deferred financing costs are presented on the balance sheet as a direct deduction from the associated debt liability.

Derivative Liabilities

Derivative Liabilities

In the normal course of business, the Company is exposed to the effects of interest rate changes, and the Company may enter into derivative instruments including interest rate swaps, caps, and collars to manage or economically hedge interest rate risk.  Additionally, prior to the first quarter of 2016, the Company was required to include on the balance sheet certain bifurcated embedded derivative instruments such as conversion features in convertible instruments and certain common stock warrants.

All derivatives recognized by the Company are reported as derivative liabilities on the balance sheet and are adjusted to their fair value at each reporting date.  Realized and unrealized gains and losses on derivative instruments are included in net gain (loss) on derivatives and convertible debt with the exception of realized gains and losses related to interest rate instruments which are included in interest expense on the statement of operations.

Noncontrolling Interest

Noncontrolling Interest

Noncontrolling interest in CHLP represents the limited partners’ proportionate share of the equity in the operating partnership and long-term incentive plan (“LTIP”) units (see Note 12).  Earnings and loss are allocated to noncontrolling interest in accordance with the weighted average percentage ownership of CHLP during the period.

Revenue Recognition

Revenue Recognition

Revenue consists of amounts derived from hotel operations, including the sale of rooms, food and beverage, and other ancillary amenities.  Revenue from the operation of the hotel properties is recognized when rooms are occupied and services have been rendered.  Sales, use, occupancy, and similar taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenue in the statement of operations.

Income Taxes

Income Taxes

The Company qualifies and intends to continue to qualify as a REIT under applicable provisions of the Internal Revenue Code (the “Code”), as amended.  In general, under such Code provisions, a trust which has made the required election and, in the taxable year, meets certain requirements and distributes to its shareholders at least 90% of its REIT taxable income, will not be subject to federal income tax to the extent of the income currently distributed to shareholders.  If we fail to qualify as a REIT in any taxable year, we will be subject to federal income tax on our taxable income at regular corporate income tax rates and generally will be unable to re-elect REIT status until the fifth calendar year after the year in which we failed to qualify as a REIT, unless we satisfy certain relief provisions.  Even if the Company qualifies for taxation as a REIT, the Company may be subject to certain state and local taxes on its income and property, and to federal income and excise taxes on its undistributed taxable income.  Except with respect to the TRS, the Company does not believe that it will be liable for significant federal or state income taxes in future years.

A REIT will incur a 100% tax on the net gain derived from any sale or other disposition of property that the REIT holds primarily for sale to customers in the ordinary course of a trade or business. We do not believe any of our hotels were held primarily for sale in the ordinary course of our trade or business. However, if the IRS would successfully assert that we held such hotels primarily for sale in the ordinary course of our business, the gain from such sales could be subject to a 100% prohibited transaction tax.

Taxable income from non-REIT activities managed through the TRS, which is taxed as a C-Corporation, is subject to federal, state, and local income taxes.  We account for the federal income taxes of our TRS using the asset and liability method.  Under this method, deferred income taxes are recognized for temporary differences between the financial reporting bases of assets and liabilities of the TRS and their respective tax bases and for operating loss and tax credit carryforwards based on enacted tax rates expected to be in effect when such amounts are realized or settled.  However, deferred tax assets are recognized only to the extent that it is more likely than not that they will be realized based on consideration of available evidence, including tax planning strategies and projections for future taxable income over the periods in which the remaining deferred tax assets are deductible.  In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not (defined as a likelihood of more than 50%) that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income.

The Company may recognize a tax benefit from an uncertain tax position when it is more-likely-than-not (defined as a likelihood of more than 50%) that the position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on its technical merits. If a tax position does not meet the more-likely-than-not recognition threshold, despite the Company’s belief that its filing position is supportable, the benefit of that tax position is not recognized in the statement of operations. The Company recognizes interest and penalties, as applicable, related to unrecognized tax benefits as a component of income tax expense. The Company recognizes unrecognized tax benefits in the period that the uncertainty is eliminated by either affirmative agreement to the uncertain tax position by the applicable taxing authority or by expiration of the applicable statute of limitations. For the years ended December 31, 2016, 2015, and 2014, the Company did not record any uncertain tax positions.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are utilized to determine the value of certain liabilities, to perform impairment assessments, to account for hotel acquisitions, and for disclosure purposes. Fair value measurements are classified into a three-tiered fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1: Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Directly or indirectly observable inputs other than quoted prices included in Level 1. Level 2 inputs may include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and model-derived valuations whose inputs are observable.

Level 3: Unobservable inputs for which there is little or no market data, which require a reporting entity to develop its own assumptions.

Our estimates of fair value were determined using available market information and appropriate valuation methods.  Considerable judgment is necessary to interpret market data and develop estimated fair value.  The use of different market assumptions or valuation techniques may have a material effect on estimated fair value measurements.  We classify assets and liabilities in the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

With the exception of fixed rate debt (see Note 8) and other financial instruments carried at fair value, the carrying amounts of the Company’s financial instruments approximates their fair values due to their short-term nature or variable market-based interest rates.

Fair Value Option

Fair Value Option

Under U.S. GAAP, the Company has the irrevocable option to report most financial assets and financial liabilities at fair value on an instrument by instrument basis, with changes in fair value reported in net earnings.  This option was elected for the treatment of the Company’s convertible debt entered into on March 16, 2016 (see Note 7).

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation for awards with a service condition only is measured based on the fair value of the award on the date of grant and recognized as compensation expense on a straight line basis over the service period.  The compensation cost related to awards for which vesting is contingent upon achieving a market based criteria is measured at the fair value of the award on the date of grant, including consideration of the market criteria, and amortized on a straight line basis over the performance period.  The fair value of the award at grant is measured using either the closing stock price on the date of grant (for vested and unvested share awards), the Black-Scholes model (for options and warrants), or a Monte Carlo simulation (for LTIP awards), as appropriate.  Compensation cost is recognized as additional paid-in capital for awards of the Company’s common stock and as noncontrolling interest for LTIP awards of CHLP common units.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

In November 2014, the FASB issued ASU 2014-16, Derivatives and Hedging (Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is More Akin to Debt or to Equity, which clarifies certain of the criteria for determining whether derivative features in a hybrid financial instrument should be separately recognized.  ASU 2014-16 is effective for fiscal years beginning after December 15, 2015 and permits either a retrospective or cumulative effect transition method.  ASU 2014-16 was adopted by the Company on January 1, 2016 and was utilized in determining the accounting for the 6.25% Series D Cumulative Convertible Preferred Stock (“Series D Preferred Stock”) issued in March 2016 (see Note 10).

In February 2015, the FASB issued ASU No. 2015-02, Consolidation - Amendments to the Consolidation Analysis, which amends the current consolidation guidance effecting both the VIE and VOE consolidation models. The standard does not add or remove any of the characteristics in determining if an entity is a VIE or VOE, but rather enhances the way the Company assesses some of these characteristics. The Company adopted this standard on January 1, 2016 and concluded that CHLP now meets the criteria to be considered a VIE of which the Company is the primary beneficiary and, accordingly, the Company continues to consolidate CHLP. The Company’s sole significant asset is its investment in CHLP, and consequently, substantially all of the Company’s assets and liabilities represent those assets and liabilities of CHLP. All of the Company’s debt is an obligation of CHLP.  This ASU was also used in the determination of the accounting for the Atlanta JV entered into in August 2016 (see Note 5).

In April 2015, the FASB issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the associated debt liability.  The Company adopted this standard on January 1, 2016 and presents all debt issuance costs, other than issuance costs related to its revolving credit facility, as a direct deduction from the carrying value of the debt liability. Adoption of this standard was applied retrospectively for all periods presented, effecting only the presentation of the balance sheet. The adoption of this standard did not have a material impact on the Company's financial position and had no impact on the results of operations or cash flows.  For the amounts of the reclassification, see Note 6.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective.  The original updated accounting guidance was effective for annual and interim reporting periods in fiscal years beginning after December 15, 2016, however, in July 2015, the FASB approved a one year delay of the effective date to fiscal years beginning after December 15, 2017.  As such, the standard will be effective for the Company on January 1, 2018. The standard permits the use of either the retrospective or cumulative effect transition method. The Company has begun to evaluate each of its revenue streams under the new model.  Based on preliminary assessments, the Company does not expect the adoption of this guidance to materially affect the amount or timing of revenue recognition for revenues from room, food and beverage, and other hotel level sales.  Furthermore, for real estate sales to third parties, primarily a result of disposition of real estate in exchange for cash with few contingencies, we do not expect the standard to significantly impact the recognition of or accounting for these sales.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which supersedes most existing lease guidance in U.S. GAAP when it becomes effective. ASU 2016-02 requires, among other changes to the lease accounting guidance, lessees to recognize most leases on-balance sheet via a right of use asset and lease liability and additional qualitative and quantitative disclosures. ASU 2016-02 is effective for the Company for annual periods in fiscal years beginning after December 15, 2019, permits early adoption, and mandates a modified retrospective transition method. The Company is required to adopt ASU 2016-02 on January 1, 2020. The Company is evaluating the effect that ASU 2016-02 will have on its consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business to assist entities with evaluating whether transactions should be accounted for as acquisitions of assets or business combinations. This standard will be effective for annual periods beginning after December 15, 2017, although early adoption is permitted. The Company is evaluating the effect that ASU 2017-01 will have on its consolidated financial statements and related disclosures.

Reclassifications

Reclassifications

Certain amounts in prior year financial statements have been reclassified to conform to current year presentation.

Beginning in the first quarter of 2016, we have revised the classification of cash payments for debt prepayment or extinguishment penalties in our statements of cash flows from where they were previously presented as operating cash flows to financing cash flows.  We have concluded that this classification is preferable as these payments are closely related to other financing cash flows, such as the repayment of debt, and reflect the impact of financing decisions made by management.  This revised policy is also consistent with the ASU 2016-15, Statement of Cash Flows, which was issued in August 2016 and becomes effective for the Company on January 1, 2018.  This revision in classification had the effect of increasing operating cash flows and decreasing financing cash flows by $1,752,  $0, and $120 during the years ended December 31, 2016, 2015, and 2014, respectively.

Liquidity

Liquidity

The following disclosure and analysis is pursuant to ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.  ASU 2014-15 requires the Company to evaluate whether there are conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern within one year after the date the financial statements are issued.  To satisfy the requirements of this standard, the Company’s evaluation considered a 15 month period beginning January 1, 2017.

We expect to meet our short-term liquidity requirements through net cash provided by operations, existing cash balances and working capital, short-term borrowings under our revolving credit agreement with Great Western Bank, and the release of restricted cash upon the satisfaction of usage requirements.  At December 31, 2016, the Company had $8,326 million of cash and cash equivalents on hand and $1,234 of unused availability under its revolving credit agreement.  Our short-term liquidity requirements consist primarily of operating expenses and other expenditures directly associated with our hotel properties, recurring maintenance and capital expenditures necessary to maintain our hotels in accordance with brand standards, interest expense and scheduled principal payments on outstanding indebtedness, restricted cash funding obligations, and the payment of dividends in accordance with the REIT requirements of the Internal Revenue Code and as required in connection with our Series D Preferred Stock (which, as discussed as a subsequent event (see Note 17), was converted to common stock with $9,250 of a new class of stock, Series E Preferred Stock, issued on February 28, 2017). We presently expect to invest approximately $4,000 to $5,000 in capital expenditures related to hotel properties we currently own through March 31, 2018.

To maintain our REIT tax status, we generally must distribute at least 90% of our taxable income to our shareholders annually.  In addition, we are subject to a 4% non-deductible excise tax if the actual amount distributed to shareholders in a calendar year is less than a minimum amount specified under the federal income tax laws.  We have a general dividend policy of paying out approximately 100% of annual REIT taxable income.  The actual amount of any future dividends will be determined by the Board of Directors based on our actual results of operations, economic conditions, capital expenditure requirements, and other factors that the Board of Directors deems relevant.

Our longer-term liquidity requirements consist primarily of the cost of acquiring additional hotel properties, renovations and other one-time capital expenditures that periodically are made related to our hotel properties, and scheduled debt payments, including maturing loans.  Possible sources of liquidity to fund debt maturities and acquisitions and to meet other obligations include additional secured or unsecured debt financings and proceeds from public or private issuances of debt or equity securities.

Prior to the consideration of any asset sales or our ability to refinance debt subsequent to December 31, 2016, contractual principal payments on our debt outstanding, including normal amortization, total $15,788 through March 31, 2018, including the February 1, 2017 maturity of one of our Western Alliance Bank (“WAB”) loans with a balance at December 31, 2016 of $4,806, the November 6, 2017 maturity of our Cantor loan with a balance at December 31, 2016 of $5,713, the December 1, 2017 maturity of our Morgan Stanley loan with a balance at December 31, 2016 of $912, and the February 1, 2018 maturity of one of our WAB loans with a balance at December 31, 2016 of $2,803.  On January 27, 2017, the WAB loan due February 1, 2017 was extended to February 1, 2018.  Subsequently, on March 1, 2017, each of these pieces of debt was refinanced with a $90,000 secured credit facility that matures on March 1, 2019.  Following this refinancing, contractual principal payments on our debt outstanding at December 31, 2016 through March 31, 2018 totaled approximately $1,100.